Property and Equipment - Schedule of Changes in Property in Own Use (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	€ 2,002
Closing balance	1,801	€ 2,002
Net carrying value	2,002	2,002
Property in own use [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	881	982
Additions	5	9
- Transfers to and from Investment properties		8
- Transfers to and from Other assets	0	0
Total reclassifications		8
- Depreciation	(13)	(15)
- Impairments	(8)	(64)
- Reversal of impairments	24	5
Total amounts recognised in the statement of profit or loss for the year	3	(74)
Revaluations recognised in equity during the year	42	11
Disposals	(145)	(38)
Exchange rate differences	(12)	(17)
Changes in the composition of the group and other changes	0	0
Closing balance	774	881
Net carrying value	881	982
Opening balance	256	273
Revaluation in the year	23	(17)
Closing balance	279	256
Property in own use [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,656
Closing balance	1,324	1,656
Net carrying value	1,656	1,656
Property in own use [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(504)
Closing balance	(376)	(504)
Net carrying value	(504)	(504)
Property in own use [member] | Accumulated impairments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(271)
Closing balance	(174)	(271)
Net carrying value	€ (271)	€ (271)